GROUP STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid in Capital	Currency translation reserve	Share based payment reserve	Accumulated surplus/ (deficit) reserve	Total
Balance at the beginning at Dec. 31, 2022	$ 634	$ 202,103	$ (29,350)	$ 8,528	$ (157,337)	$ 24,578
Total comprehensive Profit/(loss) for the period:
Profit/(Loss) for the period					(34,637)	(34,637)
Other comprehensive Profit/(loss)			(1,175)			(1,175)
Total comprehensive Profit/(loss) for the period			(1,175)		(34,637)	(35,812)
Transactions with equity owners:
Common Stock Issued	78	7,676				7,754
Share based compensation charge				3,892		3,892
Common stock options/warrants exercised				(254)		(254)
Total transactions with equity owners	78	7,676		3,638		11,392
Balance at the end at Dec. 31, 2023	712	209,779	(30,525)	12,166	(191,974)	158
Total comprehensive Profit/(loss) for the period:
Profit/(Loss) for the period					(55,102)	(55,102)
Other comprehensive Profit/(loss)			(241)			(241)
Total comprehensive Profit/(loss) for the period			(241)		(55,102)	(55,343)
Transactions with equity owners:
Common Stock Issued	220	21,635				21,855
Share based compensation charge				3,845		3,845
Common stock options/warrants exercised	6	843		(849)
Total transactions with equity owners	226	22,478		2,996		25,700
Balance at the end at Dec. 31, 2024	938	232,257	(30,766)	15,162	(247,076)	(29,485)
Total comprehensive Profit/(loss) for the period:
Profit/(Loss) for the period					5,084	5,084
Other comprehensive Profit/(loss)			(490)			(490)
Total comprehensive Profit/(loss) for the period			(490)		5,084	4,594
Transfers between reserves:
Transfer between reserves		33,048			(33,048)
Transactions with equity owners:
Common Stock Issued	37,681	7,533				45,214
Share based compensation charge				2,648		2,648
Common stock options/warrants exercised	8	963		(971)
Share issue costs		(10,071)				(10,071)
Total transactions with equity owners	37,689	31,473		1,677	(33,048)	37,791
Balance at the end at Dec. 31, 2025	$ 38,627	$ 263,730	$ (31,256)	$ 16,839	$ (275,040)	$ 12,900